Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2020
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Changes in Treasury Shares
Based on the Board of Directors’ resolution, POSCO holds treasury shares for business purposes including its share price stabilization. The changes in treasury shares for the years ended December 31, 2019 and 2020 were as follows:

(shares, in millions of Won)	2019			2020
	Number of shares	Amount		Number of shares	Amount
Beginning	7,185,703	￦	1,532,728	7,071,194	￦	1,508,303
Acquisition of treasury shares	—		—	4,100,169		883,220
Disposal of treasury shares	(114,509)		(24,425)	—		—

Ending	7,071,194	￦	1,508,303	11,171,363	￦	2,391,523